Financial risk management - Market risk (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Market risk
Financial risk management
Reasonable possible increase (decrease) in risk assumption	5.00%	5.00%
Reasonable possible increase (decrease) in post tax results due to change in risk assumption	¥ 3,073,000	¥ 32,811,000
Cash flow and fair value interest rate risk
Financial risk management
Reasonable possible increase (decrease) in risk assumption	0.10%	0.10%
Reasonable possible increase (decrease) in post tax results due to change in risk assumption	¥ 74,000	¥ 73,000